CONSOLIDATED STATEMENTS OF CASHFLOWS (Parenthetical) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018
Statement Of Cash Flows [Abstract]
Stock issuance costs	¥ 80,128	¥ 80,128